Equity (Summary of RSUs and PSUs Activity) (Details) - RSUs and PSUs [Member]	9 Months Ended
Sep. 30, 2019 $ / shares shares
Number of RSUs and PSUs
Unvested as of January 1, 2019 | shares	1,422,887
Granted | shares	1,564,182
Vested | shares	(304,408)
Forfeited | shares	(251,574)
Unvested as of September 30, 2019 | shares	2,431,087
Weighted Average Grant Date Fair Value
Unvested as of January 1, 2019 | $ / shares	$ 20.17
Granted | $ / shares	26.61
Vested | $ / shares	20.47
Forfeited | $ / shares	22.19
Unvested as of September 30, 2019 | $ / shares	$ 24.07